PRIMECAP Odyssey Aggressive Growth Fund (Prospectus Summary): | PRIMECAP Odyssey Aggressive Growth Fund
PRIMECAP Odyssey Aggressive Growth Fund

PRIMECAP

ODYSSEY FUNDS

SUPPLEMENT DATED JUNE 18, 2012 TO THE

PROSPECTUS DATED FEBRUARY 28, 2012

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective July 1, 2012, the PRIMECAP Odyssey Funds has eliminated the 2.00% redemption fee on each of its series: PRIMECAP Odyssey Stock Fund; PRIMECAP Odyssey Growth Fund; and PRIMECAP Odyssey Aggressive Growth Fund.  Accordingly, all references to the 2.00% redemption fee throughout the Prospectus are hereby deleted.

* * * * * Please retain this supplement for future reference.